Total
BNY Mellon Structured Midcap Fund
BNY Mellon Structured Midcap Fund
March 1, 2020 BNY MELLON ADVANTAGE FUNDS, INC. BNY Mellon Structured Midcap Fund Supplement to Summary and Statutory Prospectuses dated December 31, 2019

The following information supersedes and replaces any contrary information contained in “Fees and Expenses” in the fund’s summary prospectus and “Fund Summary - Fees and Expenses” in the fund’s statutory prospectus:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BNY Mellon Structured Midcap Fund	Class A		Class C	Class I	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY Mellon Structured Midcap Fund		Class A	Class C	Class I	Class Y
Management fees		0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) fees		none	0.75%	none	none
Shareholder services fees		0.25%	0.25%	none	none
Miscellaneous other expenses		0.36%	0.34%	0.26%	0.15%
Total other expenses		0.61%	0.59%	0.26%	0.15%
Total annual fund operating expenses		1.36%	2.09%	1.01%	0.90%
Fee waiver and/or expense reimbursement	[1]	(0.21%)	(0.19%)	(0.11%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		1.15%	1.90%	0.90%	0.90%
[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until December 31, 2020, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .90%. On or after December 31, 2020, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.  The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by BNY Mellon Investment Adviser, Inc.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BNY Mellon Structured Midcap Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	685	961	1,258	2,099
Class C	293	637	1,106	2,406
Class I	92	311	547	1,226
Class Y	92	287	498	1,108

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - BNY Mellon Structured Midcap Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	685	961	1,258	2,099
Class C	193	637	1,106	2,406
Class I	92	311	547	1,226
Class Y	92	287	498	1,108